General and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and administrative expenses
Salaries and related expenses	$ 192,999	$ 115,349	$ 105,354
Office equipment and maintenance	15,054	11,625	12,019
Depreciation and amortization	22,964	22,540	19,171
Consulting and legal fees	19,923	4,090	4,714
Travel and vehicle expenses	2,049	1,674	3,562
Other	14,720	7,932	6,785
Total general and administrative expenses	$ 267,709	$ 163,210	$ 151,605